Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Long-Term Investments

	As of December 31,
	2023	2024
	RMB	RMB
Available-for-sale investments(1)	—	189,422
Equity method investments(2)	44,826	30,285
Held-to-maturity investments(3)	—	20,676
Equity securities with readily determinable fair values(4)	16,528	19,700
Total	61,354	260,083

(1) In October 2024, the Group purchased certain long-term notes issued by financial institutions at a cost of RMB213,505 and classified them as available-for-sale debt securities as they did not meet the criteria of either trading or held-to-maturity investments. The Group accounted for these long-term notes at fair value and recognized an unrealized fair value decrease of RMB24,083 through other comprehensive loss for the year ended December 31, 2024.

(2) The Group made investments in several limited partnerships and private companies, and accounted for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. The Group reviewed the investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group recorded its shares of gain of RMB6,453, loss of RMB10,084 and RMB13,512 in these investments for the years ended December 31, 2022, 2023 and 2024, respectively. The Group recorded RMB500, RMB61, and nil impairment loss for its equity method investments for the years ended December 31, 2022, 2023, and 2024, respectively.

(3) Represented the deposits that earn fixed interest rate return only if the Group holds the securities to maturity and the original maturities of these deposits are greater than twelve months.

(4) Starting from 2022, the Group made investments in several listed companies and accounted for these investments under equity securities with readily determinable fair values. The Group recognized loss of RMB391 and income of RMB1,948 and RMB1,608 due to the fair value changes for the years ended December 31, 2022, 2023 and 2024, respectively, and such fair value changes were recorded in other income, net in the consolidated statements of operations.